Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instrument [Abstract]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	$ 25.0	$ 13.5
Sensitivity analysis, effect on a 10 basis point increase or decrease of interest rates	$ 0.3	$ 0.4	$ 0.3